CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Total assets:
Cash		¥ 121,848,777	$ 17,162,041	¥ 104,125,800
Short-term investments		134,000,000.0	18,866,554	184,184,455
Due from intercompany		4,184,778	589,414	2,185,733
Total current assets		425,059,299	59,868,349	504,413,173
Non-current assets
Total Assets		483,256,229	68,065,215	531,824,577
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		1,688,166	237,773	5,819,010
Warrant liability - current		8,519,880	1,200,000
Total Current Liabilities		66,866,018	9,417,880	61,032,862
Warrant liability - non-current		993,986	140,000	31,615,668
Total Liabilities		67,885,873	9,561,524	92,673,674
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	[1]	584,275,905	82,293,540	580,340,061
Accumulated deficit		(192,994,848)	(27,182,756)	(170,440,826)
Accumulated other comprehensive loss		30,517,774	4,298,339	35,127,173
Total shareholders' equity		425,980,244	59,998,062	449,206,962
Total Liabilities and Equity		483,256,229	68,065,215	531,824,577
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		27,791	3,914	26,932
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		4,693	661	4,693
RECON TECHNOLOGY LTD
Total assets:
Cash		34,657,271	4,881,375	236,146,589	$ 33,260,551	¥ 183,517,938	¥ 296,838,959
Short-term investments		115,950,650	16,331,307
Due from intercompany		356,442,080	50,203,817	291,525,426
Other current assets		52,568,829	7,404,165	80,036,017
Total current assets		559,618,830	78,820,664	607,708,032
Non-current assets
Investment in subsidiaries and VIEs		(122,676,150)	(17,278,574)	(122,920,490)
Total Assets		436,942,680	61,542,090	484,787,542
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		1,448,570	204,027	3,964,912
Warrant liability - current		8,519,880	1,200,000
Total Current Liabilities		9,968,450	1,404,027	3,964,912
Warrant liability - non-current		993,986	140,000	31,615,668
Total Liabilities		10,962,436	1,544,027	35,580,580
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		584,275,905	82,293,540	580,340,061
Accumulated deficit		(188,845,919)	(26,598,391)	(166,291,897)
Accumulated other comprehensive loss		30,517,774	4,298,339	35,127,173
Total shareholders' equity		425,980,244	59,998,063	449,206,962
Total Liabilities and Equity		436,942,680	61,542,090	484,787,542
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		27,791	3,914	26,932
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		¥ 4,693	$ 661	¥ 4,693

[1]	*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.